CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Ordinary	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	PRC statutory reserves	Retained Earnings	Noncontrolling Interest	Total
Beginning Balance, shares at Dec. 31, 2014	2,229,609
Beginning Balance, amount at Dec. 31, 2014	$ 123	$ 9,535	$ (766)	$ 776	$ 315	$ 5,760	$ 1,787	$ 17,530
Net income / (loss)						(616)	(391)	(1,007)
Purchase of treasury stock			(20)					(20)
Other comprehensive income / (loss): Foreign exchange translation adjustment				23			(86)	(63)
Stock-based compensation expense		16						16
Ending Balance, shares at Dec. 31, 2015	2,229,609
Ending Balance, amount at Dec. 31, 2015	$ 123	9,551	(786)	799	315	5,144	1,310	16,456
Net income / (loss)						231	(73)	158
Other comprehensive income / (loss): Foreign exchange translation adjustment				58			(54)	4
Appropriation of reserves					37	(37)		0
Ending Balance, shares at Dec. 31, 2016	2,229,609
Ending Balance, amount at Dec. 31, 2016	$ 123	9,551	(786)	857	352	5,338	1,183	16,618
Net income / (loss)						473	(106)	367
Other comprehensive income / (loss): Foreign exchange translation adjustment				61			61	122
Ending Balance, shares at Dec. 31, 2017	2,229,609
Ending Balance, amount at Dec. 31, 2017	$ 123	$ 9,551	$ (786)	$ 918	$ 352	$ 5,811	$ 1,138	$ 17,107